TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 42,154	$ 31,254
Intra-entity transfer of certain intangible assets	20,734	18,798
Operating leases liabilities	24,286	24,398
Share based payments	20,330	19,017
Research and development costs	9,210	3,645
Reserves, allowances and other	46,943	31,090
Deferred tax assets before valuation allowance	163,657	128,202
Valuation allowance	(10,227)	(9,145)
Deferred tax assets	153,430	119,057
Deferred tax liabilities:
Acquired intangibles	(81,320)	(87,711)
Operating lease right-of-use assets	(20,419)	(20,357)
Acquired deferred revenue	(1,785)	(760)
Internal use software and other fixed assets	(19,168)	(14,779)
Prepaid compensation expenses	(23,965)	(17,446)
Debt	(3,679)	0
Other	(2,468)	0
Deferred tax liabilities	(152,804)	(141,053)
Deferred tax assets (liabilities), net	626
Deferred tax assets ( liabilities) , net		21,996
Deferred tax assets	32,735	30,513
Deferred tax liabilities	$ (32,109)	$ (52,509)